EMPLOYEE BENEFIT PLANS - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee retirement and savings plan cost	$ 196,000,000	$ 188,000,000	$ 176,000,000
Closing stock price (in dollars per share)	$ 204.03
Percentage of retirement and savings plan's assets invested in our company common stock	13.00%
Shares of retirement and savings plans invested in company's common stock	2.5
Percentage of the retirement and savings plan's assets invested in our common stock as compared to company's outstanding shares at year-end	2.00%
Number of shares of our common stock reserved for issuance under our defined contribution retirement savings plans	2.8
Combination of age and years necessary for retirement provision as related to our equity award program	65 years
Minimum age required for retirement eligibility as related to our equity award program	55 years
Minimum number of years of service for retirement eligibility as related to our equity award program	5 years
Limitations on deductibility of excess annual employee compensation as mandated by health insurance reforms	$ 500,000	500,000	500,000
Employee service share based compensation tax benefit realized from exercise of stock options and restricted stock vesting	$ 53,000,000	34,000,000	30,000,000
Common stock shares reserved for stock award plans	16.4
Fair value of shares vested	$ 253,000,000	153,000,000	99,000,000
Outstanding intrinsic value of stock options	$ 62,000,000
Weighted-average remaining contractual term, years	4 years 10 months 24 days
Exercisable stock options intrinsic value	$ 32,000,000
Exercisable stock options weighted-average remaining contractual term, years	3 years 9 months 18 days
Total intrinsic value of stock options exercised	$ 18,000,000	28,000,000	32,000,000
Cash received from stock options exercises	$ 14,000,000	$ 23,000,000	$ 52,000,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of restricted stock awards (in dollars per share)	$ 168.12	$ 165.26	$ 103.57
Award vesting period	3 years
Total compensation expense not yet recognized related to nonvested restricted stock	$ 97,000,000
Compensation expense over a weighted-average period, years	1 year 8 months 16 days
Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense not yet recognized related to nonvested restricted stock	$ 14,000,000
Compensation expense over a weighted-average period, years	1 year 8 months 12 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of year for stock options to vest	1 year
Number of years for stock options to expire	7 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of year for stock options to vest	3 years
2011 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares available for future grants if all grants are options	3.1
2011 Plan | Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares available for future grants if all grants are options	7.1